DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Vesting	The Company’s discretionary contributions vest over a six-year period, which is as follows:

Years of Service	Percent Vested
Less than two	0%
Two	20%
Three	40%
Four	60%
Five	80%
Six or more	100%